Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Assets:
Available-for-sale securities	¥ 128,848	¥ 107,480
Fair value on a recurring basis
Assets:
Derivative instruments	20,619	43,412
Available-for-sale securities	128,848	107,480
Total	149,467	150,892
Liabilities:
Derivative instruments	(75,502)	(28,931)
Total	(75,502)	(28,931)
Fair value on a recurring basis | Marketable equity securities
Assets:
Available-for-sale securities	117,110	100,829
Fair value on a recurring basis | Auction rate securities
Assets:
Available-for-sale securities	6,928	6,651
Fair value on a recurring basis | Others
Assets:
Available-for-sale securities	4,810
Fair value on a recurring basis | Level 1
Assets:
Available-for-sale securities	117,694	100,829
Total	117,694	100,829
Fair value on a recurring basis | Level 1 | Marketable equity securities
Assets:
Available-for-sale securities	117,110	100,829
Fair value on a recurring basis | Level 1 | Others
Assets:
Available-for-sale securities	584
Fair value on a recurring basis | Level 2
Assets:
Derivative instruments	38,690	65,400
Available-for-sale securities	4,226
Total	42,916	65,400
Liabilities:
Derivative instruments	(93,573)	(50,919)
Total	(93,573)	(50,919)
Fair value on a recurring basis | Level 2 | Foreign exchange instruments (notes 1(q) and 17)
Assets:
Derivative instruments	6,538	33,566
Liabilities:
Derivative instruments	(78,934)	(30,820)
Fair value on a recurring basis | Level 2 | Interest rate instruments (notes 1(q) and 17)
Assets:
Derivative instruments	32,152	31,834
Liabilities:
Derivative instruments	(14,639)	(20,099)
Fair value on a recurring basis | Level 2 | Others
Assets:
Available-for-sale securities	4,226
Fair value on a recurring basis | Level 3
Assets:
Available-for-sale securities	6,928	6,651
Total	6,928	6,651
Fair value on a recurring basis | Level 3 | Auction rate securities
Assets:
Available-for-sale securities	6,928	6,651
Fair value on a recurring basis | Gross fair value
Assets:
Derivative instruments	38,690	65,400
Available-for-sale securities	128,848	107,480
Total	167,538	172,880
Liabilities:
Derivative instruments	(93,573)	(50,919)
Total	(93,573)	(50,919)
Fair value on a recurring basis | Gross fair value | Foreign exchange instruments (notes 1(q) and 17)
Assets:
Derivative instruments	6,538	33,566
Liabilities:
Derivative instruments	(78,934)	(30,820)
Fair value on a recurring basis | Gross fair value | Interest rate instruments (notes 1(q) and 17)
Assets:
Derivative instruments	32,152	31,834
Liabilities:
Derivative instruments	(14,639)	(20,099)
Fair value on a recurring basis | Gross fair value | Marketable equity securities
Assets:
Available-for-sale securities	117,110	100,829
Fair value on a recurring basis | Gross fair value | Auction rate securities
Assets:
Available-for-sale securities	6,928	6,651
Fair value on a recurring basis | Gross fair value | Others
Assets:
Available-for-sale securities	4,810
Fair value on a recurring basis | Netting adjustment
Assets:
Derivative instruments	(18,071)	(21,988)
Total	(18,071)	(21,988)
Liabilities:
Derivative instruments	18,071	21,988
Total	¥ 18,071	¥ 21,988